Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash	€ 32,054	€ 146,374	€ 178,895
Cash equivalent term deposits	105,826	110,100	144,486
Total cash and cash equivalent as reported in statement of financial position	137,880	256,473	323,381	€ 114,555
Bank overdrafts	0	0	0
Total net cash and cash equivalents as reported in the statement of cash flow	€ 137,880	€ 256,473	€ 323,381	€ 114,555